LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.25%
Aerospace & Defense–0.67%
Airbus SE	96,439	$ 11,637,143
		11,637,143
Air Freight & Logistics–0.75%
FedEx Corp.	56,469	13,066,362
		13,066,362
Automobiles–6.66%
Ferrari NV	57,827	12,611,491
πRivian Automotive, Inc.	1,177,835	59,174,430
†Rivian Automotive, Inc. Class A	78,234	3,930,476
†Tesla, Inc.	36,647	39,490,807
		115,207,204
Biotechnology–0.33%
†Argenx SE ADR	18,197	5,737,696
		5,737,696
Capital Markets–0.33%
MarketAxess Holdings, Inc.	10,482	3,565,977
Tradeweb Markets, Inc. Class A	24,899	2,187,875
		5,753,852
Commercial Services & Supplies–0.20%
Cintas Corp.	8,034	3,417,583
		3,417,583
Consumer Finance–0.24%
†SoFi Technologies, Inc.	438,472	4,143,560
		4,143,560
Diversified Telecommunication Services–0.00%
=πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electrical Equipment–0.73%
†Generac Holdings, Inc.	42,507	12,635,631
		12,635,631
Electronic Equipment, Instruments & Components–1.18%
†Teledyne Technologies, Inc.	43,096	20,368,463
		20,368,463
Entertainment–3.56%
†Netflix, Inc.	63,714	23,866,627
†ROBLOX Corp. Class A	145,579	6,731,573
†Sea Ltd. ADR	142,585	17,080,257
†Spotify Technology SA	92,303	13,939,599
		61,618,056
Health Care Equipment & Supplies–3.50%
†Align Technology, Inc.	24,955	10,880,380
†Insulet Corp.	16,200	4,315,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical, Inc.	91,990	$ 27,751,543
Stryker Corp.	66,226	17,705,521
		60,652,962
Health Care Providers & Services–3.09%
Cigna Corp.	40,473	9,697,736
HCA Healthcare, Inc.	56,784	14,231,206
Humana, Inc.	25,267	10,995,440
UnitedHealth Group, Inc.	36,492	18,609,825
		53,534,207
Hotels, Restaurants & Leisure–4.16%
†Airbnb, Inc. Class A	41,349	7,102,104
†Booking Holdings, Inc.	5,879	13,806,538
†Chipotle Mexican Grill, Inc.	12,326	19,500,102
†Expedia Group, Inc.	67,621	13,231,401
†Las Vegas Sands Corp.	230,516	8,960,157
†Wynn Resorts Ltd.	117,080	9,335,959
		71,936,261
Industrial Conglomerates–0.80%
Roper Technologies, Inc.	29,347	13,858,534
		13,858,534
Interactive Media & Services–13.50%
†Alphabet, Inc. Class C	25,533	71,313,414
†Alphabet, Inc. Class A	27,679	76,984,986
†Match Group, Inc.	121,466	13,208,213
†Meta Platforms, Inc. Class A	216,992	48,250,341
†Snap, Inc. Class A	663,231	23,869,684
		233,626,638
Internet & Direct Marketing Retail–11.26%
†Amazon.com, Inc.	53,919	175,773,245
†Coupang, Inc.	299,593	5,296,804
†DoorDash, Inc. Class A	108,913	12,763,515
=πInstacart/Maplebear, Inc.	11,443	1,098,528
=πInstacart/Maplebear, Inc. Non Voting	598	57,408
		194,989,500
IT Services–7.82%
†Block, Inc.	104,396	14,369,963
†Fiserv, Inc.	180,940	18,347,316
Global Payments, Inc.	66,062	9,039,924
Mastercard, Inc. Class A	84,240	30,105,691
†MongoDB, Inc.	30,903	13,708,262
†PayPal Holdings, Inc.	25,315	2,927,680
†Snowflake, Inc. Class A	33,096	7,583,287
†Toast, Inc. Class A	7,732	168,016
†Twilio, Inc. Class A	26,501	4,367,630
Visa, Inc. Class A	156,585	34,725,855
		135,343,624
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.40%
†Peloton Interactive, Inc. Class A	259,326	$ 6,851,393
		6,851,393
Life Sciences Tools & Services–0.52%
†Avantor, Inc.	264,518	8,945,999
		8,945,999
Metals & Mining–0.05%
=πCelonis SE	2,137	790,241
		790,241
Pharmaceuticals–1.24%
AstraZeneca PLC ADR	57,824	3,836,044
Eli Lilly & Co.	61,806	17,699,384
		21,535,428
Professional Services–0.96%
TransUnion	117,429	12,135,113
Verisk Analytics, Inc.	21,300	4,571,619
		16,706,732
Semiconductors & Semiconductor Equipment–6.21%
†Advanced Micro Devices, Inc.	201,199	21,999,099
ASML Holding NV	46,125	30,808,271
NVIDIA Corp.	183,924	50,185,503
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,806	4,567,213
		107,560,086
Software–20.21%
=πANT International Co. Ltd. Class C	1,100,002	3,135,006
†Atlassian Corp. PLC Class A	44,199	12,986,992
†Bill.com Holdings, Inc.	25,556	5,795,845
†Black Knight, Inc.	184,108	10,676,423
=πCanva, Inc.	875	1,194,375
†Ceridian HCM Holding, Inc.	63,361	4,331,358
†Datadog, Inc. Class A	61,624	9,334,187
=πEpic Games, Inc.	6,864	5,914,709
†HashiCorp, Inc. Class A	31,518	1,701,972
Intuit, Inc.	78,052	37,530,524
Microsoft Corp.	569,027	175,436,714
†salesforce.com, Inc.	116,696	24,776,895
†SentinelOne, Inc. Class A	219,805	8,515,246
†ServiceNow, Inc.	50,809	28,295,024
=πStripe, Inc. Class B	40,238	1,652,575
†Trade Desk, Inc. Class A	140,298	9,715,636
†UiPath, Inc. Class A	156,751	3,384,254
†Workday, Inc. Class A	9,497	2,274,152
†Zoom Video Communications, Inc. Class A	26,824	3,144,577
		349,796,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.66%
†Carvana Co.	27,781	$ 3,313,996
Ross Stores, Inc.	280,761	25,397,640
		28,711,636
Technology Hardware, Storage & Peripherals–6.18%
Apple, Inc.	603,991	105,462,868
πAurora Innovation, Inc.	279,691	1,563,473
		107,026,341
Textiles, Apparel & Luxury Goods–1.04%
†Lululemon Athletica, Inc.	49,166	17,956,898
		17,956,898
Total Common Stock (Cost $812,360,330)		1,683,498,551
CONVERTIBLE PREFERRED STOCKS–1.37%
=†πCanva, Inc. Series A	52	70,980
=†πCanva, Inc. Series A-3	18	24,570
=†πCanva, Inc. Series A-4	3	4,095
=†πCelonis SE Series D	5,578	2,062,689
=†πFormagrid, Inc. Series F	10,238	1,917,419
=†πGM Cruise Holdings LLC Class F	126,000	3,320,100
=†πGM Cruise Holdings LLC Class G	70,430	1,855,830
=†πInstacart/Maplebear, Inc. Series A	1,767	169,632
=†πInstacart/Maplebear, Inc. Series G	23,366	2,243,136
=†πInstacart/Maplebear, Inc. Series I	3,541	339,936
=†πNuro Series CWTC Series C	189,324	3,946,591
=†πNuro, Inc. Series D	41,493	864,951
=†πRappi, Inc. Series E	36,866	2,091,408
=†πRedwood Materials Series C	40,061	2,089,181
=†πSila Nano Ser FWTC Series F	35,141	1,095,345
=†πWaymo LLC Series A-2	17,257	1,582,847
Total Convertible Preferred Stocks (Cost $20,304,297)		23,678,710

MONEY MARKET FUND–1.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	21,057,419	21,057,419
Total Money Market Fund (Cost $21,057,419)		21,057,419

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.84% (Cost $853,722,046)	$1,728,234,680
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,746,336
NET ASSETS APPLICABLE TO 28,605,831 SHARES OUTSTANDING–100.00%	$1,730,981,016

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $98,349,512, which represented 5.68% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT International Co. Ltd. Class C	6/7/2018	$4,192,521	$3,135,006
Aurora Innovation, Inc.	11/4/2021	1,190,520	1,563,473
Canva, Inc.	8/16/2021	1,491,142	1,194,375
Canva, Inc. Series A	11/4/2021	88,616	70,980
Canva, Inc. Series A-3	11/4/2021	30,675	24,570
Canva, Inc. Series A-4	12/17/2021	5,113	4,095
Celonis SE	6/17/2021	790,241	790,241
Celonis SE Series D	6/17/2021	2,062,689	2,062,689
Epic Games, Inc.	6/18/2020	4,521,540	5,914,709
Formagrid, Inc. Series F	12/8/2021	1,917,419	1,917,419
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	3,320,100
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,855,830
Instacart/Maplebear, Inc.	8/7/2020	530,199	1,098,528
Instacart/Maplebear, Inc. Series A	11/18/2020	107,809	169,632
Instacart/Maplebear, Inc. Series G	7/2/2020	1,123,715	2,243,136
Instacart/Maplebear, Inc. Series I	2/26/2021	442,625	339,936
Instacart/Maplebear, Inc. Non Voting	8/7/2020	27,708	57,408
Magic Leap, Inc. Class A	9/20/2021	2,280,091	90,057
Nuro Series CWTC Series C	10/30/2020	2,471,549	3,946,591
Nuro, Inc. Series D	10/29/2021	864,951	864,951
Rappi, Inc. Series E	9/8/2020	2,202,598	2,091,408
Redwood Materials Series C	5/28/2021	1,899,030	2,089,181
Rivian Automotive, Inc.	11/10/2021	18,543,889	59,174,430
Sila Nano Ser FWTC Series F	1/7/2021	1,450,367	1,095,345
Stripe, Inc. Class B	12/17/2019	631,334	1,652,575
Waymo LLC Series A-2	5/8/2020	1,481,810	1,582,847
Total		$54,503,482	$98,349,512

Summary of Abbreviations:
ADR–American Depositary Receipt
GM–Insured by Assured Guaranty Municipal Corporation
IT–Information Technology
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$—	$11,637,143	$—	$11,637,143
Air Freight & Logistics	13,066,362	—	—	13,066,362
Automobiles	56,032,774	59,174,430	—	115,207,204
Biotechnology	5,737,696	—	—	5,737,696
Capital Markets	5,753,852	—	—	5,753,852
Commercial Services & Supplies	3,417,583	—	—	3,417,583
Consumer Finance	4,143,560	—	—	4,143,560
Diversified Telecommunication Services	—	—	90,057	90,057
Electrical Equipment	12,635,631	—	—	12,635,631
Electronic Equipment, Instruments & Components	20,368,463	—	—	20,368,463
Entertainment	61,618,056	—	—	61,618,056
Health Care Equipment & Supplies	60,652,962	—	—	60,652,962
Health Care Providers & Services	53,534,207	—	—	53,534,207
Hotels, Restaurants & Leisure	71,936,261	—	—	71,936,261
Industrial Conglomerates	13,858,534	—	—	13,858,534
Interactive Media & Services	233,626,638	—	—	233,626,638
Internet & Direct Marketing Retail	193,833,564	—	1,155,936	194,989,500
IT Services	135,343,624	—	—	135,343,624
Leisure Products	6,851,393	—	—	6,851,393
Life Sciences Tools & Services	8,945,999	—	—	8,945,999
Metals & Mining	—	—	790,241	790,241
Pharmaceuticals	21,535,428	—	—	21,535,428
Professional Services	16,706,732	—	—	16,706,732
Semiconductors & Semiconductor Equipment	107,560,086	—	—	107,560,086
Software	337,899,799	—	11,896,665	349,796,464
Specialty Retail	28,711,636	—	—	28,711,636
Technology Hardware, Storage & Peripherals	105,462,868	1,563,473	—	107,026,341
Textiles, Apparel & Luxury Goods	17,956,898	—	—	17,956,898
Convertible Preferred Stocks	—	—	23,678,710	23,678,710
Money Market Fund	21,057,419	—	—	21,057,419
Total Investments	$1,618,248,025	$72,375,046	$37,611,609	$1,728,234,680
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2022.
Asset Type	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 13,932,899	Recent Transaction	#	#
			Whole Company Price to Earnings Multiple (b)	8.8x-18.8x (N/A)
			Enterprise Value to Sales Multiple (b)	5.5x-22.9x (N/A)
			Enterprise Value to EBITDA Multiple (b)	12.7x-95.2x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	21.5x-33.8x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 23,678,710	Recent Transaction	#	#
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x (N/A)
			Enterprise Value to Sales Multiple (b)	3.3x-22.9x (N/A)
			Enterprise Value to EBITDA Multiple (b)	4.3x-95.2x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	21.5x-29.7x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Projected future value discount rate (a)	25 - 30% (N/A)
			Projected future value discount rate term	4 - 8 years (N/A)
Total	$ 37,611,609
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/21	$17,031,284	$24,804,290	$41,835,574
Reclassifications	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(3,098,385)	(1,125,580)	(4,223,965)
Balance as of 03/31/22	$13,932,899	$23,678,710	$37,611,609
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/22	$(3,098,385)	$(1,125,580)	$(4,223,965)
LVIP T. Rowe Price Growth Stock Fund–6